Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 4—Property and Equipment

Property and equipment consist of the following:

	March 31, 2017	December 30, 2016
Machinery	$6,187	$5,243
Leasehold improvements	13,048	11,276
Computer software, hardware and equipment	3,459	2,848
Office furniture, fixtures and equipment	255	220
Vehicles	10	10
Construction-in-process	1,369	2,069

	24,328	21,666
Less accumulated depreciation	(10,393)	(9,648)

Total property and equipment	$13,935	$12,018

Depreciation expense was $690 and $539 for the first quarter of 2017 and 2016, respectively.

Note 4—Property and Equipment

Property and equipment consist of the following:

	December 30, 2016	December 25, 2015
Machinery	$5,243	$3,693
Leasehold improvements	11,276	8,607
Computer software, hardware and equipment	2,848	2,313
Office furniture, fixtures and equipment	220	216
Vehicles	10	8
Construction-in-process	2,069	179

	21,666	15,016
Less accumulated depreciation	(9,648)	(7,251)

Total property and equipment	$12,018	$7,765